Average Annual Total Returns - Federated Hermes Emerging Market Debt Fund	A 1 Year	A 5 Years	A 10 Years	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	C 1 Year	C 5 Years	C 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	JPMorgan Emerging Markets Bond Index Global(reflects no deduction for fees, expenses or taxes) 1 Year		JPMorgan Emerging Markets Bond Index Global(reflects no deduction for fees, expenses or taxes) 5 Years		JPMorgan Emerging Markets Bond Index Global(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar Emerging Market Bond Funds Average 1 Year		Morningstar Emerging Market Bond Funds Average 5 Years		Morningstar Emerging Market Bond Funds Average 10 Years		Blended Index(reflects no deduction for fees, expenses or taxes) 1 Year		Blended Index(reflects no deduction for fees, expenses or taxes) 5 Years		Blended Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	1.05%	5.01%	3.66%	(0.42%)	3.67%	1.92%	0.58%	3.25%	2.07%	3.91%	5.17%	3.35%	5.93%	6.24%	4.36%	5.88%	[1]	6.84%	[1]	5.97%	[1]	5.09%	[2]	6.68%	[2]	4.93%	[2]	4.08%	[3]	6.94%	[3]	5.61%	[3]

[1]	The JPMorgan Emerging Markets Bond Index Global tracks total returns for traded external debt instruments in the emerging markets.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
[3]	The Blended Index is comprised of an equal weighting of JPMorgan Emerging Markets Bond Index Global, JPMorgan Corporate Emerging Market Bond and JPMorgan Government Bond Index-Emerging Markets-Unhedged. The JPMorgan Emerging Markets Bond Index Global tracks total returns for traded external debt instruments in the emerging markets. The JPMorgan Corporate Emerging Market Bond Index is a global, corporate emerging markets benchmark that tracks U.S.-denominated corporate bonds issued by emerging markets entities. The JPMorgan Government Bond Index-Emerging Markets-Unhedged tracks local currency government bonds issued by emerging markets.